Shareholder Report, Holdings (Details)	Dec. 31, 2025
SA U.S. Fixed Income Fund | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
SA U.S. Fixed Income Fund | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
SA U.S. Fixed Income Fund | Yankee Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
SA Global Fixed Income Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	32.30%
SA Global Fixed Income Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	19.70%
SA Global Fixed Income Fund | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
SA Global Fixed Income Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.20%
SA Global Fixed Income Fund | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	5.50%
SA Global Fixed Income Fund | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.30%
SA Global Fixed Income Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
SA Global Fixed Income Fund | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
SA Global Fixed Income Fund | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
SA Global Fixed Income Fund | Others [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
SA Global Fixed Income Fund | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
SA Global Fixed Income Fund | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
SA Global Fixed Income Fund | Sovereign Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%
SA U.S. Core Market Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
SA U.S. Core Market Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
SA U.S. Core Market Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
SA U.S. Core Market Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
SA U.S. Core Market Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
SA U.S. Core Market Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
SA U.S. Core Market Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
SA U.S. Core Market Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
SA U.S. Core Market Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
SA U.S. Core Market Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
SA U.S. Value Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
SA U.S. Value Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
SA U.S. Value Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
SA U.S. Value Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
SA U.S. Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
SA U.S. Value Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
SA U.S. Value Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
SA U.S. Value Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
SA U.S. Value Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
SA U.S. Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
SA U.S. Small Company Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
SA U.S. Small Company Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
SA U.S. Small Company Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
SA U.S. Small Company Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
SA U.S. Small Company Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
SA U.S. Small Company Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
SA U.S. Small Company Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
SA U.S. Small Company Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SA U.S. Small Company Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SA U.S. Small Company Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
SA International Value Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
SA International Value Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SA International Value Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
SA International Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
SA International Value Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
SA International Value Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
SA International Value Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
SA International Value Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
SA International Value Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
SA International Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
SA International Value Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	11.90%
SA International Value Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
SA International Value Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.10%
SA International Value Fund | Others [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
SA International Value Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.70%
SA International Value Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
SA International Value Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
SA International Value Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.20%
SA International Value Fund | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
SA International Value Fund | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
SA International Small Company Fund | DFA International Small Company Portfolio, Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
SA Emerging Markets Value Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
SA Emerging Markets Value Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
SA Emerging Markets Value Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SA Emerging Markets Value Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
SA Emerging Markets Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SA Emerging Markets Value Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
SA Emerging Markets Value Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
SA Emerging Markets Value Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
SA Emerging Markets Value Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
SA Emerging Markets Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
SA Emerging Markets Value Fund | Others [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
SA Emerging Markets Value Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	28.50%
SA Emerging Markets Value Fund | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.40%
SA Emerging Markets Value Fund | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
SA Emerging Markets Value Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.00%
SA Emerging Markets Value Fund | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
SA Emerging Markets Value Fund | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.60%
SA Emerging Markets Value Fund | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.70%
SA Emerging Markets Value Fund | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
SA Emerging Markets Value Fund | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.50%
SA Real Estate Securities Fund | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
SA Real Estate Securities Fund | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
SA Real Estate Securities Fund | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
SA Real Estate Securities Fund | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
SA Real Estate Securities Fund | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
SA Real Estate Securities Fund | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
SA Real Estate Securities Fund | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
SA Real Estate Securities Fund | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
SA Worldwide Moderate Growth Fund | SA International Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
SA Worldwide Moderate Growth Fund | SA U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
SA Worldwide Moderate Growth Fund | SA U.S. Core Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
SA Worldwide Moderate Growth Fund | SA Global Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
SA Worldwide Moderate Growth Fund | SA U.S. Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
SA Worldwide Moderate Growth Fund | SA Emerging Markets Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
SA Worldwide Moderate Growth Fund | SA U.S. Small Company Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
SA Worldwide Moderate Growth Fund | SA Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%

[1]	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.